Condensed Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net loss	$ (576)	$ (363)	$ (1,372)	$ (832)
Other comprehensive income (loss):
Foreign currency translation adjustment	22	(27)	41	(44)
Total comprehensive loss	$ (554)	$ (390)	$ (1,331)	$ (876)